Related party transactions - Financial Condition accounts outstanding with EVERTEC (Details) - EVERTEC Inc. - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Accounts receivables (Other assets)	$ 5,668	$ 5,678
Deposits	(150,737)	(125,361)
Accounts payable (Other liabilities)	(3,431)	(2,395)
Net total	$ (148,500)	$ (122,078)